Accrued Liabilities and Other Payables - Schedule of Components of Accrued Liabilities and Other Payables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Accrued Liabilities and Other Payables [Abstract]
Salary payable	$ 1,642,436	$ 2,239,227
Payable to consultants	333,510	82,265
Refundable deposit to customers	252,472	53,162
Payable to property, plant and equipment suppliers	3,845,399	4,110,691
Customer custodial cash liabilities	2,267,903	1,612,075
Other accrued liabilities	2,025,490	1,707,428
Total accrued liabilities and other payables	$ 10,367,210	$ 9,804,848